Revenues from mining operations	12 Months Ended
Dec. 31, 2018
Revenues From Mining Operations [Abstract]
Revenues from mining operations
23	Revenues from mining operations

The Company has recognized the following amounts related to revenue in the consolidated statements of income:

Year Ended
December 31, 2018
$
Revenues from contracts with customers	231,373
Provisional pricing adjustments on concentrate sales	998
Total revenues	232,371

The following table sets out the disaggregation of revenue by metals and form of sale:

Year Ended
December 31, 2018
$
Revenues from contracts with customers:
Silver	32,890
Copper	84,838
Lead	24,862
Zinc	82,441
Gold	6,342
Total revenues from contracts with customers	231,373